13. EQUITY COMPONENTS (Tables)	12 Months Ended
Dec. 31, 2019
Equity Components
Earnings (loss) per share
	12.31.2019	12.31.2018	12.31.2017
Earning for continuing operations attributable to the equity holders of the Company	692	146	341
Weighted average amount of outstanding shares	48	52	51
Basic and diluted earnings per share from continuing operations	14.42	2.81	6.69

Earning (loss) for discontinued operations attributable to the equity holders of the Company	-	78	(55)
Weighted average amount of outstanding shares	48	52	51
Basic and diluted earnings (loss) per share from discontinued operations	-	1.50	(1.07)

Total earning attributable to the equity holders of the Company	692	224	286
Weighted average amount of outstanding shares	48	52	51
Basic and diluted earnings per share	14.42	4.31	5.61